Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 806,000
Previously Paid Amount	0.00
Total Fee Amount	111.31
Total Offset Amount	0.00
Net Fee	111.31
Narrative - Max Aggregate Offering Price	$ 806,000
Final Prospectus	true